Advance to Suppliers (Tables)	6 Months Ended
Mar. 31, 2024
Advance to Suppliers [Abstract]
Schedule of Advances to Suppliers Consist	Advances to suppliers consist of the following:
	As of
	March 31, 2024	September 30, 2023
	(Unaudited)
Advances to suppliers for inventory raw material purchase	$368,960	$180,643
Less: allowance for doubtful accounts	-	-
Advances to suppliers	$368,960	$180,643